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ADAM T. TEUFEL

adam.teufel@dechert.com
+1 202 261 3464 Direct
+1 202 261 3164 Fax

November 24, 2017

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          Hartford Funds NextShares Trust (the “Registrant”)

SEC File Nos. 333-214842 and 811-23215

Dear Sir or Madam:

On behalf of the Registrant, electronically transmitted for filing is Pre-Effective Amendment No. 1 to the Registrant’s registration statement under the Securities Act of 1933, as amended, and Amendment No. 1 to the Registrant’s registration statement under the Investment Company Act of 1940, as amended, on Form N-1A with respect to its series, Hartford Global Impact NextShares Fund (the “Fund”), an exchange-traded managed fund. This filing is being made for the purposes of (i) filing certain required exhibits; (ii) incorporating comments received from the staff of the U.S. Securities and Exchange Commission in connection with its review of the registration statement; and (iii) making certain other changes to the Prospectus and Statement of Additional Information for the Registrant.

No fee is required in connection with this filing. Please contact me at 202.261.3464 with any comments or questions concerning this filing.  Thank you in advance for your consideration.

Sincerely,

/s/ Adam T. Teufel
Adam T. Teufel

cc: Alice A. Pellegrino

John V. O’Hanlon

Corey F. Rose